UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
March 31, 2011 (Unaudited)

Common Stocks--97.9%	Shares	Value ($)
Australia--8.3%
Charter Hall Office REIT	399,500	1,367,769
ING Office Fund	744,890	477,696
Mirvac Group	1,619,200	2,085,152
Stockland	591,710	2,270,652
Westfield Group	547,900	5,293,172
Westfield Retail Trust	1,360,810	3,687,794
		15,182,235
Brazil--.1%
Iguatemi Emp De Shopping	4,500	109,975
Canada--4.6%
Boardwalk Real Estate Investment Trust	24,520	1,216,769
Brookfield Properties	66,790	1,182,173
Chartwell Seniors Housing Real Estate Investment Trust	362,320	3,460,632
First Capital Realty	62,020	1,026,097
RioCan Real Estate Investment Trust	56,580	1,485,845
		8,371,516
Finland--1.0%
Citycon	410,810	1,880,497
France--4.9%
Icade	7,350	907,058
Klepierre	70,670	2,868,383
Unibail-Rodamco	23,980	5,194,500
		8,969,941
Germany--2.2%
Alstria Office REIT	164,110	2,281,567
Deutsche Wohnen	20,046a	289,204
DIC Asset	104,852	1,373,914
		3,944,685
Hong Kong--14.2%
China Overseas Land & Investment	1,578,600	3,210,554
Evergrande Real Estate Group	1,227,000	675,133
Hang Lung Properties	357,000	1,562,740
Hongkong Land Holdings	519,000	3,633,000
Link REIT	734,500	2,299,281
Longfor Properties	206,000	347,458
Sino Land	896,000	1,591,906
Soho China	1,059,000	908,078
Sun Hung Kai Properties	633,000	10,025,724
Wharf Holdings	240,900	1,661,529
		25,915,403
Japan--8.2%
Advance Residence Investment	109	214,383
AEON Mall	24,800	532,493
Japan Logistics Fund	57	460,495
Kenedix Realty Investment	421	1,730,969
Mitsubishi Estate	258,000	4,364,102
Mitsui Fudosan	181,000	2,987,653
Nippon Building Fund	121	1,178,288
Nomura Real Estate Office Fund	214	1,448,449
Sumitomo Realty & Development	51,000	1,020,245
United Urban Investment	708	894,576
		14,831,653
Singapore--4.5%
CapitaLand	986,000	2,581,357
CapitaMall Trust	415,000	618,961
CDL Hospitality Trusts	416,000	663,356
City Developments	42,000	383,848
Keppel Land	247,000	879,833
Mapletree Industrial Trust	1,520,000	1,266,164
Suntec Real Estate Investment Trust	1,508,000	1,842,380
		8,235,899
Sweden--1.4%
Castellum	56,440	820,861
Wihlborgs Fastigheter	59,682	1,777,629
		2,598,490

Switzerland--.9%
PSP Swiss Property	20,150a	1,659,605
United Kingdom--5.8%
Capital Shopping Centres Group	439,110	2,697,945
Great Portland Estates	228,200	1,412,339
Land Securities Group	324,390	3,817,057
London & Stamford Property	537,700	1,078,229
Unite Group	429,187a	1,487,173
		10,492,743
United States--41.8%
Alexandria Real Estate Equities	15,410	1,201,518
AMB Property	44,170	1,588,795
Apartment Investment & Management, Cl. A	54,350	1,384,294
AvalonBay Communities	15,350	1,843,228
Boston Properties	23,120	2,192,932
Brandywine Realty Trust	57,340	696,108
Camden Property Trust	51,440	2,922,821
Colonial Properties Trust	72,050	1,386,963
CommonWealth REIT	49,410	1,283,178
DCT Industrial Trust	89,770	498,223
Digital Realty Trust	38,710	2,250,599
Douglas Emmett	48,280	905,250
Duke Realty	149,080	2,088,611
Equity Residential Properties Trust	94,470	5,329,053
Essex Property Trust	18,770	2,327,480
Federal Realty Investment Trust	17,460	1,424,038
General Growth Properties	71,580a	1,108,058
HCP	44,790	1,699,333
Health Care REIT	52,810	2,769,356
Host Hotels & Resorts	135,500	2,386,155
Hyatt Hotels, Cl. A	28,840a	1,241,274
Kilroy Realty	31,740	1,232,464
Kimco Realty	121,090	2,220,791
LaSalle Hotel Properties	32,180	868,860
Macerich	79,700	3,947,541
Nationwide Health Properties	35,730	1,519,597
Parkway Properties	31,920	542,640
ProLogis Trust	181,650	2,902,767
Public Storage	24,100	2,672,931
Senior Housing Properties Trust	63,630	1,466,035
Simon Property Group	71,110	7,620,148
SL Green Realty	27,770	2,088,304
Sunstone Hotel Investors	63,970a	651,854
U-Store-It Trust	60,710	638,669
Ventas	47,520	2,580,336
Vornado Realty Trust	61,610	5,390,875
Weingarten Realty Investors	51,120	1,281,067
		76,152,146
Total Common Stocks
(cost $160,574,062)		178,344,788

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,799,000)	2,799,000[b]	2,799,000

Total Investments (cost $163,373,062)	99.4%	181,143,788
Cash and Receivables (Net)	.6%	1,137,976
Net Assets	100.0%	182,281,764

REIT-Real Estate Investment Trust

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $163,373,062. Net unrealized appreciation on investments was $17,770,726 of which $20,041,235 related to appreciated investment securities and $2,270,509 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Reits	24.5

Office	15.2
Retail	12.8
Multifamily	8.5
Health Care	7.4
Regional Malls	7.3
Real Estate Services	6.7
Shopping Centers	4.2
Industrial	3.7
Hotels	3.4
Self Storage	1.8
Money Market Investment	1.5
Residential	1.2
Specialty	1.2
99.4
† Based on net assets.

At March 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

Forward Foreign Currency	Foreign			Unrealized
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	(Depreciation) ($)
Purchase;
Euro,
Expiring 4/4/2011	376,000	533,544	532,865	(679)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	76,152,146	-	-	76,152,146
Equity Securities - Foreign+	102,192,642	-	-	102,192,642
Mutual Funds	2,799,000	-	-	2,799,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(679)	-	(679)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2011 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Consumer Discretionary--9.4%
Carnival	67,400	2,585,464
International Game Technology	105,750	1,716,323
Johnson Controls	87,850	3,651,925
Lowe's	110,510	2,920,779
Target	52,100	2,605,521
Walt Disney	90,550	3,901,799
Yum! Brands	37,770	1,940,623
		19,322,434
Consumer Staples--9.4%
Avon Products	36,390	983,985
Coca-Cola	56,800	3,768,680
Costco Wholesale	27,280	2,000,169
Kraft Foods, Cl. A	91,840	2,880,102
PepsiCo	31,750	2,045,018
Philip Morris International	46,830	3,073,453
Procter & Gamble	28,495	1,755,292
Walgreen	68,200	2,737,548
		19,244,247
Energy--14.8%
Cameron International	44,300a	2,529,530
Chevron	26,900	2,889,867
Exxon Mobil	84,790	7,133,383
Halliburton	46,500	2,317,560
Kinder Morgan	38,800b	1,150,032
Occidental Petroleum	16,160	1,688,558
Plains Exploration & Production	50,890a	1,843,745
QEP Resources	56,710	2,299,023
Schlumberger	23,330	2,175,756
Southwestern Energy	63,090a	2,710,977
Valero Energy	115,300	3,438,246
		30,176,677
Financial--16.1%
Aflac	38,210	2,016,724
Allstate	96,300	3,060,414
American Express	55,645	2,515,154
Citigroup	1,048,900a	4,636,138
Invesco	118,346	3,024,924
JPMorgan Chase & Co.	118,220	5,449,942
Morgan Stanley	98,820	2,699,762
PNC Financial Services Group	27,410	1,726,556
State Street	46,970	2,110,832
U.S. Bancorp	94,750	2,504,243
Wells Fargo & Co.	100,500	3,185,850
		32,930,539
Health Care--11.3%
Agilent Technologies	46,080a	2,063,462
Baxter International	50,800	2,731,516
Cardinal Health	55,780	2,294,231
Covidien	46,000	2,389,240
Hospira	38,280a	2,113,056
Pfizer	199,400	4,049,814
Shire, ADR	25,500	2,221,050
Watson Pharmaceuticals	46,650a,b	2,612,867
Zimmer Holdings	42,750a	2,587,658
		23,062,894
Industrial--11.7%
Caterpillar	37,240	4,146,674
Deere & Co.	28,900	2,800,121
Eaton	45,800	2,539,152
Emerson Electric	49,750	2,906,892
General Electric	138,830	2,783,542
Honeywell International	46,670	2,786,666

Union Pacific	28,700	2,822,071
United Technologies	37,270	3,154,906
		23,940,024
Information Technology--19.7%
Accenture, Cl. A	42,950	2,360,961
Apple	23,820a	8,300,079
Google, Cl. A	6,310a	3,698,985
Hewlett-Packard	59,130	2,422,556
Intel	110,500	2,228,785
International Business Machines	30,730	5,011,141
Juniper Networks	53,710a	2,260,117
Microsoft	63,970	1,622,279
Riverbed Technology	54,500a	2,051,925
Rovi	42,000a	2,253,300
Salesforce.com	22,380a	2,989,520
Taiwan Semiconductor
Manufacturing, ADR	190,150	2,316,027
Teradata	53,510a	2,712,957
		40,228,632
Materials--3.5%
Air Products & Chemicals	29,900	2,696,382
Celanese, Ser. A	53,400	2,369,358
Freeport-McMoRan Copper & Gold	38,480	2,137,564
		7,203,304
Telecommunication Services--1.9%
AT&T	77,780	2,380,068
Verizon Communications	37,210	1,434,073
		3,814,141
Utilities--1.0%
Sempra Energy	37,450	2,003,575
Total Common Stocks
(cost $170,511,051)		201,926,467

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,630,000)	1,630,000[c]	1,630,000

Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $810,171)	810,171[c]	810,171

Total Investments (cost $172,951,222)	100.0%	204,366,638
Cash and Receivables (Net)	.0%	64,340
Net Assets	100.0%	204,430,978

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $776,665 and the value of the collateral held by the fund was $810,171.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $172,951,222.

Net unrealized appreciation on investments was $31,415,416 of which $37,579,009 related to appreciated investment securities and $6,163,593 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	197,389,390		-	- 197,389,390
Equity Securities - Foreign+	4,537,077		-	- 4,537,077
Mutual Funds	2,440,171		-	- 2,440,171
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2011 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--12.1%
Amazon.com	4,250a	765,552
Carnival	18,560	711,962
International Game Technology	37,510	608,787
Lowe's	29,920	790,786
McDonald's	3,660	278,489
NIKE, Cl. B	6,000	454,200
Target	16,080	804,161
Time Warner Cable	9,900	706,266
Walt Disney	24,180	1,041,916
Yum! Brands	15,240	783,031
		6,945,150
Consumer Staples--9.0%
Avon Products	10,170	274,997
Coca-Cola	16,260	1,078,851
Costco Wholesale	7,500	549,900
Kellogg	12,470	673,131
PepsiCo	10,890	701,425
Philip Morris International	17,640	1,157,713
Walgreen	18,600	746,604
		5,182,621
Energy--12.7%
Cameron International	14,600a	833,660
Exxon Mobil	24,790	2,085,583
Forest Oil	18,100a	684,723
Halliburton	16,300	812,392
Newfield Exploration	8,100a	615,681
QEP Resources	14,300	579,722
Schlumberger	8,310	774,991
Southwestern Energy	21,410a	919,988
		7,306,740
Financial--5.5%
American Express	12,005	542,626
Citigroup	170,700a	754,494
Host Hotels & Resorts	32,300b	568,803
IntercontinentalExchange	4,400a	543,576
Invesco	28,328	724,064
		3,133,563
Health Care--9.6%
Agilent Technologies	12,740a	570,497
Allscripts Healthcare Solutions	24,500a	514,255
Baxter International	14,700	790,419
Cardinal Health	9,980	410,477
Covidien	13,400	695,996
Hospira	11,400a	629,280
Shire, ADR	7,050	614,055
Watson Pharmaceuticals	11,440a	640,754
Zimmer Holdings	10,730a	649,487
		5,515,220
Industrial--13.9%
Boeing	11,500	850,195
Caterpillar	12,060	1,342,881
Danaher	14,360	745,284
Dover	15,400	1,012,396
Honeywell International	20,270	1,210,322
Parker Hannifin	11,590	1,097,341
Union Pacific	8,480	833,838
United Technologies	10,790	913,373

		8,005,630
Information Technology--32.4%
Accenture, Cl. A	11,020	605,769
Acme Packet	10,800a,c	766,368
Apple	9,070a	3,160,441
ARM Holdings, ADR	29,360	827,071
Baidu, ADR	6,300a	868,203
Broadcom, Cl. A	18,230	717,897
Cognizant Technology Solutions,
Cl. A	11,390a	927,146
Google, Cl. A	2,970a	1,741,044
Hewlett-Packard	25,890	1,060,713
Intel	22,520	454,228
International Business Machines	11,810	1,925,857
Juniper Networks	20,470a	861,378
Microsoft	18,180	461,045
Riverbed Technology	15,410a	580,187
Rovi	15,550a,c	834,258
Salesforce.com	9,110a,c	1,216,914
Teradata	18,220a	923,754
VMware, Cl. A	8,820a,c	719,183
		18,651,456
Materials--3.8%
Cliffs Natural Resources	14,170	1,392,628
Praxair	7,860c	798,576
		2,191,204
Total Common Stocks
(cost $45,010,193)		56,931,584
Investment of Cash Collateral for
Securities Loaned--5.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,082,728)	3,082,728[d]	3,082,728

Total Investments (cost $48,092,921)	104.4%	60,014,312
Liabilities, Less Cash and Receivables	(4.4%)	(2,549,015)
Net Assets	100.0%	57,465,297

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $2,991,394 and the value of the collateral held by the fund was $3,082,728.
d	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $48,092,921. Net unrealized appreciation on investments was $11,921,390 of which $12,626,436 related to appreciated investment securities and $705,046 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	32.4
Industrial	13.9
Energy	12.7
Consumer Discretionary	12.1
Health Care	9.6
Consumer Staples	9.0
Financial	5.5
Money Market Investment	5.4
Materials	3.8
104.4
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	54,622,255		-	- 54,622,255
Equity Securities - Foreign+	2,309,329		-	- 2,309,329
Mutual Funds	3,082,728		-	- 3,082,728
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Value Fund
March 31, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--15.4%
Carnival	29,240	1,121,646
CBS, Cl. B	26,260	657,550
General Motors	12,503	387,968
Guess?	16,290	641,011
Home Depot	31,270a	1,158,866
Johnson Controls	33,340	1,385,944
Newell Rubbermaid	23,260	444,964
News, Cl. A	36,670	643,925
Omnicom Group	50,930	2,498,626
Stanley Black & Decker	5,610	429,726
Staples	16,480	320,042
Time Warner	35,650	1,272,705
Viacom, Cl. B	14,800	688,496
Walt Disney	29,820	1,284,944
		12,936,413
Consumer Staples--6.4%
CVS Caremark	35,340	1,212,869
Dr. Pepper Snapple Group	25,380	943,121
Energizer Holdings	15,580b	1,108,673
PepsiCo	26,500	1,706,865
Walgreen	10,430	418,660
		5,390,188
Energy--17.5%
Alpha Natural Resources	14,140a,b	839,492
Anadarko Petroleum	23,190	1,899,725
EOG Resources	14,090	1,669,806
Exxon Mobil	20,300	1,707,839
Occidental Petroleum	39,190	4,094,963
QEP Resources	19,700	798,638
Schlumberger	39,030	3,639,938
		14,650,401
Financial--22.9%
American Express	9,350	422,620
Ameriprise Financial	18,910	1,155,023
AON	17,190	910,382
Bank of America	62,920	838,724
Capital One Financial	12,280	638,069
Citigroup	260,860b	1,153,001
Comerica	27,150a	996,948
Genworth Financial, Cl. A	49,440b	665,462
Goldman Sachs Group	6,590	1,044,317
JPMorgan Chase & Co.	68,200	3,144,020
Marsh & McLennan	27,740	826,929
MetLife	31,120	1,391,998
Moody's	12,580a	426,588

Morgan Stanley	15,000	409,800
PNC Financial Services Group	8,350	525,967
Prudential Financial	13,670	841,799
SunTrust Banks	32,450	935,858
TD Ameritrade Holding	30,920	645,300
Wells Fargo & Co.	68,860	2,182,862
		19,155,667
Health Care--12.5%
Amgen	15,200b	812,440
Baxter International	7,980	429,085
CIGNA	15,900	704,052
Covidien	7,660	397,860
HCA Holdings	13,600	460,632
McKesson	12,420	981,801
Merck & Co.	42,880	1,415,469
Pfizer	155,830	3,164,907
Thermo Fisher Scientific	10,910b	606,051
UnitedHealth Group	24,750	1,118,700
Universal Health Services, Cl. B	8,590	424,432
		10,515,429
Industrial--11.3%
Caterpillar	7,620	848,487
Cooper Industries	6,440	417,956
Dover	19,150	1,258,921
Eaton	11,740	650,866
General Electric	128,390	2,574,219
Honeywell International	7,240	432,300
Owens Corning	12,360a,b	444,836
Pitney Bowes	32,430a	833,127
Thomas & Betts	8,560b	509,063
Union Pacific	8,660	851,538
United Technologies	7,550	639,108
		9,460,421
Information Technology--9.3%
Accenture, Cl. A	16,100	885,017
AOL	26,326a,b	514,147
BMC Software	21,090b	1,049,017
Cisco Systems	22,200	380,730
Corning	18,150	374,434
eBay	12,970b	402,589
Electronic Arts	42,390b	827,877
Oracle	25,750	859,277
QUALCOMM	38,680	2,120,824
Teradata	8,090b	410,163
		7,824,075
Materials--3.3%
Air Products & Chemicals	4,320	389,578
Celanese, Ser. A	9,930	440,594
Dow Chemical	26,550	1,002,262
Freeport-McMoRan Copper & Gold	7,700	427,735
United States Steel	9,900a	534,006
		2,794,175

Utilities--.9%
NextEra Energy	8,060	444,267
PPL	10,580	267,674
		711,941
Total Common Stocks
(cost $80,075,790)		83,438,710

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $184,000)	184,000 [c]	184,000

Investment of Cash Collateral for
Securities Loaned--5.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,598,811)	4,598,811 [c]	4,598,811

Total Investments (cost $84,858,601)	105.2%	88,221,521
Liabilities, Less Cash and Receivables	(5.2%)	(4,388,525)
Net Assets	100.0%	83,832,996

a	Security, or portion thereof, on loan. At March 31, 2011, the market value of the fund's securities on loan was $4,452,424 and the market value of the collateral held by the fund was $4,598,811.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $84,858,601.

Net unrealized appreciation on investments was $3,362,920 of which $8,471,235 related to appreciated investment securities and $5,108,315 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.9
Energy	17.5
Consumer Discretionary	15.4
Health Care	12.5
Industrial	11.3
Information Technology	9.3
Consumer Staples	6.4
Money Market Investment	5.7
Materials	3.3
Utilities	0.9
105.2
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	83,438,710	-	-	83,438,710
Mutual Funds	4,782,811	-	-	4,782,811
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investments Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)